Description of business (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	5 Months Ended	12 Months Ended	7 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Aug. 12, 2014	Apr. 28, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Partners' Capital Account, Public Sale of Units	$ 203,467
Co-venturer [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners' Capital Account, Units Issued			13,156,060
Partners' Capital Account, Public Sale of Units	0
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners' Capital Account, Units Issued			2,116,060
Percentage of Partnership Interest					58.00%
Hoegh LNG Partners LP [Member] | Partnership Interest [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of Partnership Interest			58.00%
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		49.00%
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%				50.00%	50.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units			1,440,000
Limited Partners' Capital Account, Units Issued			11,040,000		11,040,000
Percentage of Partnership Interest					42.00%
Partners' Capital Account, Public Sale of Units			$ 203,500
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%